Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Explanation of Significant Changes in Contract Assets

Contract assets	December 31, 2023
At January 1, 2023	$12,781
Additions to contract assets	8,435
Invoiced during the year	(7,947)
At December 31, 2023	$13,269

Deferred revenue	December 31, 2023	December 31, 2022
Beginning Balance	$8,030	$12,109
Additions to deferred revenue	21,790	21,650
Revenue recognized during the year	(25,232)	(25,729)
Ending Balance	$4,588	$8,030